Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued operations [Abstract]
Schedule of revenue and costs arising from on-site dealership businesses date of acquisition
Year ended December 31 2020
£‘000
Revenue	27,194
Expenses	(30,315)
Operating loss	(3,121)
Finance expense	(688)
Loss before tax from discontinued operations	(3,809)
Tax expense	—
Loss for the year from discontinued operations	(3,809)
2020
£’000
Operating	23,581
Investing	—
Financing	(34,987)
Net cash (outflow)/inflow	(11,406)
Earnings per share:	2020
£’000
Basic, profit/(loss) for the year from discontinued operations	£(0.03)
Diluted, profit/(loss) for the year from discontinued operations	£(0.03)